ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND DESCRIPTION OF BUSINESS
Schedule of company's principal subsidiaries
On August 3, 2007, eHi Car Services Limited (the “Company”), formerly known as Prudent Choice Limited or eHi Auto Services Limited, was incorporated in the Cayman Islands by Ray Ruiping Zhang (the “Founder”). The Company, through its subsidiaries, provides car rentals and car services to corporate and individual customers in the People’s Republic of China (“PRC”). The Company and its subsidiaries began offering services in 2006 through Shanghai eHi Business Co., Ltd. (“eHi Business”), which was incorporated on January 11, 2006. The Company’s business initially focused on providing car services to premium corporate and institutional clients. In May 2008, the Company began to provide car rentals to individual customers.

To further expand the Company’s internet and mobile services, the Company entered into a series of contractual arrangements in March 2014 with its PRC-incorporated variable interest entity (“VIE”) Shanghai eHi Information Technology Service Co., Ltd. (“eHi Information”) and its shareholders. eHi Information obtained a telecommunication business operating license (“ICP license”) from the relevant telecommunication authorities on September 24, 2014. eHi Information currently does not have any material operations.

In January 2015, the Company entered into a series of contractual arrangements with its PRC-incorporated VIE Shanghai eHi Car Sharing Information Technology Co., Ltd. (“eHi Car Sharing”) and its shareholders. eHi Car Sharing is currently testing its new business initiative as an online platform for peer-to-peer car rental between private vehicle owners and individual customers. eHi Car Sharing is currently not yet in operation and the Company does not expect it to contribute a material portion of its net revenues and operations in the foreseeable future.

As of December 31, 2017, the Company and its principal subsidiaries and VIEs are as follows:

	Percentage of ownership or indirect economic ownership	Date of incorporation/ acquisition	Place of incorporation
Parent company and offshore holding companies
eHi Car Services Limited (“Company”)	Parent	August 3, 2007	Caymans
eHi Auto Services (Hong Kong) Holding Limited (“eHi Hong Kong”)	100%	September 24, 2010	Hong Kong
L&L Financial Leasing Holding Limited	100%	October 17, 2013	Hong Kong
Brave Passion Limited (“Brave Passion”)	100%	May 26, 2015	British Virgin Islands
Wholly owned subsidiaries
Shuzhi Information Technology (Shanghai) Co., Ltd. (“Shuzhi”)	100%	March 21, 2008	PRC
Shanghai eHi Car Rental Co., Ltd. (“eHi Rental”)	100%	March 10, 2008	PRC
Beijing eHi Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	August 20, 2008	PRC
Chongqing eHi Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	December 5, 2009	PRC
Shanghai Smart Brand Auto Driving Services Co., Ltd (“Shanghai Smart Brand,” subsidiary of Shuzhi)	100%	April 13, 2011	PRC
eHi Auto Services (Jiangsu) Co., Ltd. (subsidiary of eHi Hong Kong)	100%	December 23, 2011	PRC
Shanghai eHi Chengshan Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	August 16, 2012	PRC
Shanghai Taihan Trading Co., Ltd.	100%	November 10, 2013	PRC
Shanghai Taihao Financial Leasing Co., Ltd.	100%	January 7, 2014	PRC
Shanghai Taide Financial Leasing Co., Ltd.	100%	June 23, 2014	PRC
eHi Car Rental Management Services (Shanghai) Co., Ltd (subsidiary of eHi Rental)	100%	November 10, 2015	PRC
Consolidated variable interest entities (“VIEs”)
Shanghai eHi Information Technology Service Co., Ltd. (“eHi Information”)	100%	March 13, 2014	PRC
Shanghai eHi Car Sharing Information Technology Co., Ltd. (“eHi Car Sharing”)	100%	January 12, 2015	PRC